Annual Total Returns - Delaware VIP International Series - Delaware VIP International Series - Service Class	Sep. 18, 2020
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2010	13.45%
2011	0.64%
2012	20.85%
2013	6.77%
2014	2.39%
2015	3.49%
2016	(4.20%)
2017	32.96%
2018	(12.16%)
2019	24.91%